PARTY-IN-INTEREST TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
The Plan held the following assets with parties-in-interest:

		As of December 31,
Party-in-Interest	Description of Investment	2025	2024
Charles Schwab Bank	Cash	$9,424	$21,855
Charles Schwab Bank	Money market account	7,452,017	6,344,760
First Busey Corporation	Common stock	603,695	610,675
First Busey Corporation	Stock fund	9,510,730	8,813,046
First Busey Corporation	Managed funds	83,054,745	69,852,148
Participants	Notes receivable	2,894,127	2,496,253